Annual Fund Operating Expenses	Jul. 31, 2020
Eaton Vance Arizona Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.68%
Eaton Vance Arizona Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.43%
Eaton Vance Arizona Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.48%
Eaton Vance Connecticut Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%
Eaton Vance Connecticut Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.47%
Eaton Vance Connecticut Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.52%
Eaton Vance Minnesota Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.66%
Eaton Vance Minnesota Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.41%
Eaton Vance Minnesota Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.46%
Eaton Vance Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.92%
Eaton Vance Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.67%
Eaton Vance Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance New Jersey Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance New Jersey Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance New Jersey Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Pennsylvania Municipal Income Fund
Prospectus [Line Items]
Interest Expense	0.05%
Other Expenses other than Interest Expense	0.14%
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.76%
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.51%
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.56%